Net Income Per Share - Calculation of Net Income Per Share (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2016 shares
Non-Vested Restricted Shares [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Incremental weighted average number of shares	7,155,060
Share Options [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Incremental weighted average number of shares	22,550,182